Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 28, 2012
O'Shaughnessy International Equity Fund (First Prospectus Summary) | O'Shaughnessy International Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	O'Shaughnessy International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
O'Shaughnessy Funds' Class A shares. More information about these and other discounts is available from your financial professional and in the "Shareholder
Information" section on page 38 of the Fund's Prospectus and the "Additional
		Purchase and Redemption Information" section on page 46 of the Fund's SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
		annual fund operating expenses or in the Example, affect the Fund's performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the O'Shaughnessy Funds' Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these
		assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks and other equity securities of foreign issuers. This portfolio generally does not invest in equity securities of companies based in the United States. The Fund will generally invest at least 80% of its net assets
(including any borrowings for investment purposes) in equity securities. The
Fund may invest in companies of any size. The Adviser employs a proprietary quantitatively-driven approach to security selection based on research and analysis of historical data. The Adviser screens securities for attractive growth and value characteristics using a factor-based model. In selecting value securities, the Adviser evaluates factors that may include, but are not limited to: market capitalization, sales over the previous twelve months, trading volume and cash flow. In selecting growth securities, the Adviser evaluates factors that may include, but are not limited to: market capitalization, trading volume, valuation metrics, earnings and price momentum over time. The Adviser may eliminate or substitute factors at its discretion. Portfolio securities may be sold generally upon periodic rebalancings of the Fund's portfolio. The Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria. Under normal market conditions, the Fund invests in securities of issuers from three or more non-U.S. countries, with at least 40%
(and usually 100%) of the Fund's net assets invested in foreign securities. Foreign securities are determined to be "foreign" on the basis of an issuer's domicile or location of headquarters (as determined by the Adviser's data sources). The Fund may  invest up to 20% of its total assets in the securities of issuers determined by the
Adviser to be in developing or emerging market countries. The Fund may from time to time emphasize investment in certain sectors of the market.

The Fund invests primarily in common stocks and other equity securities, including preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. The Fund may invest up to
10% of its total assets in REITs and foreign real estate companies. The Fund may  invest up to 10% of its total assets in other investment companies, including
ETFs. The Fund may purchase and sell certain derivative instruments, such as futures contracts and currency-related transactions involving futures contracts and forward contracts, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. The Adviser expects that the Fund's investment strategy may result in a portfolio turnover rate in excess
		of 100% on an annual basis.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Losing all or a portion of your investment is a risk of investing in the
Fund. The following principal risks could affect the value of your investment:

·  Market Risk and Equity Risk. Market risk is the possibility that the market value of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

·  Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser's management practices and investment strategies might not work to meet the Fund's investment objective.

·  Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

·  Sector Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the
   Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

·  Foreign Securities Risk. The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. These risks are greater in emerging markets.

·  REITs and Foreign Real Estate Company Risk. Investing in REITs and foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

·  Investment Company Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The
   Fund also will incur brokerage costs when it purchases ETFs.

·  Derivative Transactions Risk. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

·  Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

·  New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size,
		in which case the Board may determine to liquidate the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.osfunds.com or by calling the Fund toll-free at
		1-877-291-7827.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-291-7827
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.osfunds.com
O'Shaughnessy International Equity Fund (First Prospectus Summary) | O'Shaughnessy International Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	21.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	22.21%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(20.75%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.46%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-27
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	666
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,306

[1]	Other expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.44% of average daily net assets of the Fund's Class A shares (the "Expense Cap"). The Expense Cap will remain in effect through at least November 27, 2013, and may be terminated only by the Board. The Adviser may request recoupment of previously waived and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.